UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/12 (Unaudited)

COMMON STOCKS (58.4%)(a)
	Shares	Value

Banking (5.7%)

Bank of New York Mellon Corp. (The)	196,500	$4,647,225

BB&T Corp.	55,500	1,778,220

Comerica, Inc.	80,600	2,580,812

Fifth Third Bancorp	56,800	808,264

JPMorgan Chase & Co.	613,200	26,355,336

PNC Financial Services Group, Inc.	28,900	1,916,648

State Street Corp.	163,600	7,561,592

U.S. Bancorp	245,400	7,894,518

Wells Fargo & Co.	438,100	14,645,683

		68,188,298
Basic materials (1.7%)

Alcoa, Inc.	213,900	2,081,247

Dow Chemical Co. (The)	45,348	1,536,390

E.I. du Pont de Nemours & Co.	121,300	6,484,698

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	32,100	1,229,430

Nucor Corp.	83,500	3,274,035

PPG Industries, Inc.	37,600	3,957,024

Rio Tinto PLC ADR (United Kingdom)	20,800	1,166,256

Weyerhaeuser Co.(R)	35,072	714,066

		20,443,146
Capital goods (3.1%)

Eaton Corp.	52,200	2,514,996

Emerson Electric Co.	54,200	2,847,668

Illinois Tool Works, Inc.	84,800	4,865,824

Ingersoll-Rand PLC	29,000	1,233,080

Lockheed Martin Corp.	19,300	1,747,422

Northrop Grumman Corp.	95,900	6,068,552

Parker Hannifin Corp.	32,500	2,849,925

Raytheon Co.	85,500	4,628,970

Staples, Inc.	153,500	2,363,900

United Technologies Corp.	94,500	7,714,980

		36,835,317
Communication services (4.5%)

AT&T, Inc.	499,782	16,447,826

Comcast Corp. Class A	270,100	8,192,133

DIRECTV Class A(NON)	16,300	803,101

Juniper Networks, Inc.(NON)	38,400	822,912

Time Warner Cable, Inc.	37,600	3,024,920

Verizon Communications, Inc.	488,200	19,713,516

Vodafone Group PLC ADR (United Kingdom)	159,300	4,433,319

		53,437,727
Conglomerates (2.5%)

3M Co.	26,200	2,341,232

General Electric Co.	1,055,400	20,664,732

Tyco International, Ltd.	128,100	7,190,253

		30,196,217
Consumer cyclicals (5.8%)

Bed Bath & Beyond, Inc.(NON)	11,200	788,368

Carnival Corp.	58,900	1,913,661

Ford Motor Co.	201,400	2,271,792

Hasbro, Inc.	101,200	3,718,088

Home Depot, Inc. (The)	63,000	3,262,770

Johnson Controls, Inc.	93,300	2,982,801

Kimberly-Clark Corp.	49,100	3,852,877

Marriott International, Inc. Class A	64,620	2,525,996

News Corp. Class A	209,700	4,110,120

Omnicom Group, Inc.	23,200	1,190,392

Stanley Black & Decker, Inc.	15,700	1,148,612

Target Corp.	158,700	9,195,078

Time Warner, Inc.	227,800	8,533,388

TJX Cos., Inc. (The)	202,900	8,462,959

Viacom, Inc. Class B	110,200	5,112,178

Wal-Mart Stores, Inc.	45,900	2,703,969

Walt Disney Co. (The)	180,700	7,789,977

		69,563,026
Consumer finance (0.5%)

American Express Co.	87,300	5,256,333

		5,256,333
Consumer staples (4.7%)

Avon Products, Inc.	129,300	2,792,880

Coca-Cola Co. (The)	26,300	2,007,216

Coca-Cola Enterprises, Inc.	181,300	5,460,756

Colgate-Palmolive Co.	20,400	2,018,376

CVS Caremark Corp.	173,200	7,728,184

General Mills, Inc.	56,500	2,197,285

Hertz Global Holdings, Inc.(NON)	249,700	3,847,877

Kellogg Co.	30,500	1,542,385

Kraft Foods, Inc. Class A	66,262	2,641,866

Lorillard, Inc.	24,200	3,274,018

Newell Rubbermaid, Inc.	156,300	2,844,660

PepsiCo, Inc.	23,900	1,577,400

Philip Morris International, Inc.	139,800	12,513,498

Procter & Gamble Co. (The)	87,600	5,574,864

		56,021,265
Energy (6.5%)

Anadarko Petroleum Corp.	14,100	1,032,261

Chevron Corp.	116,000	12,360,960

ConocoPhillips	48,200	3,452,566

Devon Energy Corp.	42,400	2,961,640

Exxon Mobil Corp.	267,500	23,095,950

Hess Corp.	39,400	2,054,316

National Oilwell Varco, Inc.	29,200	2,212,192

Newfield Exploration Co.(NON)	43,300	1,554,470

Noble Corp. (Switzerland)	88,200	3,356,892

Occidental Petroleum Corp.	63,200	5,765,104

Royal Dutch Shell PLC ADR (United Kingdom)	120,922	8,650,760

Schlumberger, Ltd.	67,995	5,041,149

Total SA ADR (France)	87,000	4,185,570

Valero Energy Corp.	60,300	1,489,410

		77,213,240
Financials (3.5%)

Aflac, Inc.	90,000	4,053,600

Citigroup, Inc.	355,450	11,744,068

Goldman Sachs Group, Inc. (The)	71,510	8,234,377

MetLife, Inc.	134,300	4,838,829

Progressive Corp. (The)	108,900	2,319,570

Prudential Financial, Inc.	176,200	10,667,148

		41,857,592
Health care (9.1%)

Abbott Laboratories	28,200	1,750,092

Aetna, Inc.	160,600	7,072,824

Baxter International, Inc.	136,900	7,585,629

Bristol-Myers Squibb Co.	81,900	2,733,003

CIGNA Corp.	99,400	4,595,262

Covidien PLC (Ireland)	80,412	4,441,155

Johnson & Johnson	314,900	20,496,841

Medtronic, Inc.	90,000	3,438,000

Merck & Co., Inc.	317,300	12,450,852

Novartis AG ADR (Switzerland)	40,500	2,234,385

Pfizer, Inc.	849,358	19,475,779

Quest Diagnostics, Inc.	25,900	1,494,171

St. Jude Medical, Inc.	124,500	4,820,640

Stryker Corp.	100,100	5,462,457

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	53,700	2,456,238

Thermo Fisher Scientific, Inc.	140,100	7,796,565

		108,303,893
Insurance (2.2%)

Allstate Corp. (The)	156,400	5,212,812

Chubb Corp. (The)	64,600	4,720,322

Marsh & McLennan Cos., Inc.	193,800	6,482,610

RenaissanceRe Holdings, Ltd.	17,000	1,327,020

Sun Life Financial, Inc. (Canada)	62,700	1,536,150

Travelers Cos., Inc. (The)	112,600	7,242,432

		26,521,346
Investment banking/Brokerage (0.5%)

Charles Schwab Corp. (The)	280,800	4,015,440

Morgan Stanley	102,740	1,775,347

		5,790,787
Real estate (0.4%)

Equity Residential Trust(R)	21,448	1,317,765

Prologis, Inc.(R)	49,281	1,763,274

Simon Property Group, Inc.(R)	8,362	1,301,127

		4,382,166
Technology (4.9%)

Adobe Systems, Inc.(NON)	100,700	3,379,492

Apple, Inc.(NON)	3,300	1,927,992

Cisco Systems, Inc.	468,000	9,430,200

EMC Corp.(NON)	233,800	6,595,498

Hewlett-Packard Co.	82,800	2,050,128

Honeywell International, Inc.	172,100	10,439,586

IBM Corp.	21,500	4,452,220

Intel Corp.	153,600	4,362,240

KLA-Tencor Corp.	16,400	855,260

Microsoft Corp.	224,600	7,191,692

Oracle Corp.	65,100	1,913,289

Qualcomm, Inc.	38,100	2,432,304

SanDisk Corp.(NON)	31,200	1,154,712

Texas Instruments, Inc.	56,000	1,788,640

Yahoo!, Inc.(NON)	52,900	822,066

		58,795,319
Transportation (0.3%)

FedEx Corp.	23,000	2,029,520

United Parcel Service, Inc. Class B	24,500	1,914,430

		3,943,950
Utilities and power (2.5%)

Ameren Corp.	139,200	4,564,368

American Electric Power Co., Inc.	98,000	3,806,320

Dominion Resources, Inc.	27,300	1,424,787

Duke Energy Corp.	76,300	1,635,109

Edison International	107,100	4,713,471

Entergy Corp.	83,000	5,441,480

Exelon Corp.	20,400	795,804

NextEra Energy, Inc.	39,600	2,548,260

PG&E Corp.	119,550	5,281,719

		30,211,318

Total common stocks (cost $594,643,621)		$696,960,940

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
4s, TBA, May 1, 2042	$10,000,000	$10,815,625
3 1/2s, TBA, May 1, 2042	8,000,000	8,420,000

		19,235,625
U.S. Government Agency Mortgage Obligations (7.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 6s, March 1, 2035	8,599	9,635

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	7,690,462	8,425,768
5s, with due dates from August 1, 2033 to January 1, 2039	3,651,636	3,969,099
4 1/2s, TBA, May 1, 2042	47,000,000	50,323,046
3 1/2s, TBA, June 1, 2042	9,000,000	9,320,625
3 1/2s, TBA, May 1, 2042	18,000,000	18,691,875

		90,740,048

Total U.S. government and agency mortgage obligations (cost $108,600,334)		$109,975,673

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

Wells Fargo & Co. 2 1/8s, FDIC guaranteed notes, June 15, 2012	$1,400,000	$1,403,282

Total U.S. Government Agency Obligations (cost $1,400,517)		$1,403,282

U.S. TREASURY OBLIGATIONS (8.5%)(a)
	Principal amount	Value

U.S. Treasury Notes
3 1/2s, May 31, 2013	$17,300,000	$17,914,285
2 5/8s, April 30, 2016	13,300,000	14,356,726
2 5/8s, February 29, 2016	35,270,000	38,008,934
2 3/8s, August 31, 2014	11,790,000	12,352,789
1 1/4s, April 15, 2014	18,400,000	18,750,031

Total U.S. Treasury Obligations (cost $101,104,234)		$101,382,765

CORPORATE BONDS AND NOTES (15.9%)(a)
	Principal amount	Value

Basic materials (0.8%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	$275,000	$347,555

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	1,545,000	1,867,403

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	550,000	571,275

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	1,067,949

International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,018,000	1,361,243

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	13,623

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	276,778

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	20,000	24,747

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	200,000	207,217

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	350,000	431,613

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	570,000	634,802

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	167,000	169,132

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	168,000	171,059

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	502,152

Sealed Air Corp. sr. notes 7 7/8s, 2017	585,000	633,071

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	17,000	21,038

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	51,000	58,465

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	195,000	226,765

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	197,552

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,207

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	735,000	832,909

		9,621,555
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017	1,595,000	1,656,806

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	995,602

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,249,492

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	282,419

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	120,462

		4,304,781
Communication services (1.5%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	200,000	240,190

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)	280,000	285,921

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019(R)	800,000	941,119

American Tower REIT, Inc. sr. unsec. unsub. notes 4 5/8s, 2015(R)	555,000	591,478

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	705,000	831,501

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,430,983

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,380,000	1,806,917

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028	715,000	682,989

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	305,000	289,583

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017	290,000	377,232

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	225,000	286,059

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	165,000	188,015

Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	337,214

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	753,107

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	255,000	289,180

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	283,000	291,192

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	70,000	91,565

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	380,000	461,073

NBCUniversal Media, LLC sr. unsec. unsub. notes 5.15s, 2020	295,000	339,432

Qwest Corp. notes 6 3/4s, 2021	462,000	518,203

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	133,000

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	1,125,000	1,212,314

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	610,000	807,373

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	300,000	309,690

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	845,000	862,076

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	640,000	809,474

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	355,000	428,057

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	110,000	150,432

Verizon New Jersey, Inc. debs. 8s, 2022	770,000	1,008,742

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,250,426

		18,004,537
Consumer cyclicals (0.9%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020	475,000	539,571

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	465,899

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	370,000	411,193

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	820,000	943,538

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	495,000	517,481

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016	1,245,000	1,300,046

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	359,392

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	290,000	338,363

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016	846,000	883,013

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	70,000	70,712

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	110,000	113,040

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	310,000	308,749

Masco Corp. sr. unsec. bonds 7 1/8s, 2020	290,000	313,684

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	1,045,000	1,224,654

Owens Corning company guaranty sr. unsec. notes 9s, 2019	324,000	400,950

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	230,066

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	681,280

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	120,000	132,940

Time Warner, Inc. debs. 9.15s, 2023	340,000	468,373

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	630,000	653,004

Viacom, Inc. company guaranty sr. unsec. notes 7 7/8s, 2030	730,000	962,463

		11,318,411
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	375,000	509,189

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	595,000	811,878

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	260,769

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	542,915

Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,242,928

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017	279,000	303,064

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	731,981	907,180

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013	131,638	134,524

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	810,000	937,445

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022 (Canada)	820,000	1,135,421

General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	157,062

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	309,000	387,533

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017	500,000	605,267

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	720,572

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	756,275

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	200,000	212,643

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	792,275

		10,416,940
Energy (1.1%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,239,872

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)	250,000	267,354

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	655,000	744,499

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	175,000	194,451

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,400

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	415,383

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	825,000	822,945

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	245,655

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	340,000	439,835

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	175,000	192,207

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	275,262

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012	225,000	228,072

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	663,000

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	432,448

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	360,295

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	903,730

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	355,000	371,626

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	910,000	1,037,400

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)	405,000	460,315

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	760,000	1,065,278

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	728,190

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	245,000	261,229

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	548,568

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	93,000	123,028

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	277,561

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	325,458

		12,634,061
Financials (6.8%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	1,515,000	1,532,710

Aflac, Inc. sr. unsec. notes 6.9s, 2039	500,000	598,067

Aflac, Inc. sr. unsec. notes 6.45s, 2040	345,000	396,686

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,185,975

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.54s, 2017	545,000	513,807

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068	300,000	320,625

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018	665,000	731,798

Aon PLC jr. unsec. sub. notes 8.205s, 2027	1,150,000	1,343,577

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	565,243

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2018 (France)	550,000	446,875

Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015 (Netherlands)	12,100,000	12,151,770

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042	265,000	261,567

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016	1,405,000	1,536,116

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	328,528

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)	145,000	116,725

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	804,000	935,309

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	1,415,000	1,419,488

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	583,566

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	331,000	402,656

BNP Paribas NA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)	100,000	86,000

BNP Paribas NA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)	850,000	701,250

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	1,040,000	1,118,136

Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	486,203

Capital One Capital III company guaranty jr. unsec. sub. notes 7.686s, 2036	320,000	322,800

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039	227,000	236,648

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	725,000	804,759

Citigroup, Inc. sr. unsec. sub. FRN 0.745s, 2016	123,000	106,062

Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,415,764

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	290,000	293,928

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	229,808

CNA Financial Corp. unsec. notes 6 1/2s, 2016	435,000	491,059

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	1,220,000	1,263,132

Cooperative Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. notes FRN 11s, Perpetual maturity (Netherland)	465,000	590,550

Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019	475,000	529,972

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	605,000	726,577

Deutsche Bank AG London sr. unsec. unsub. notes Ser. 1, 3 1/4s, 2016 (Germany)	305,000	313,647

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, Perpetual maturity	470,000	385,400

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	361,000	416,078

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	19,000	19,870

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	785,000	819,180

GATX Financial Corp. notes 5.8s, 2016	560,000	600,777

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	355,000	362,988

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	260,000	301,346

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.71s, 2016	455,000	434,469

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	40,000	48,754

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037	1,200,000	1,391,095

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	1,410,000	1,392,231

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	929,215

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	282,000	278,340

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,540,000	1,591,022

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	360,000	330,795

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	890,000	671,331

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)	410,000	413,909

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,085,922

HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	1,840,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	905,000	1,004,145

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherland)	785,000	775,457

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	275,000	277,750

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,148,192

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	500,248

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.503s, 2047	2,443,000	1,807,871

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	523,000	525,615

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	1,060,000	1,014,023

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)	280,000	302,695

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,080,000	1,033,966

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	1,020,000	1,044,756

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	815,000	1,183,379

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,733,104

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,300,000	1,446,250

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	577,146

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	100,000	105,962

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	492,076

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	481,595

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)	525,000	506,625

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,300,000	1,248,575

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	370,021

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	403,165

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	2,020,000	2,115,950

Prudential Covered Trust 2012-1 144A company guaranty notes 2.997s, 2015	100,000	101,390

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	746,812

Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	210,189

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.349s, 2017	210,000	200,616

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	270,000	267,654

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	355,000	371,798

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	900,000	848,250

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.219s, 2017 (France)	385,000	248,668

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)	800,000	768,420

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.474s, 2037	1,790,000	1,324,557

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	303,820

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	480,000	536,579

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	750,000	939,462

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)	470,000	485,632

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	555,000	581,182

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,235,048

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	169,082

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	570,000	668,110

Wells Fargo Bank NA unsec. sub. notes FRN 0.708s, 2016	710,000	667,843

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, Perpetual maturity (Australia)	1,010,000	989,618

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)	710,000	772,362

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	214,000	209,185

		81,144,948
Government (0.5%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023	4,000,000	5,806,840

		5,806,840
Health care (0.2%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	123,332

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	205,000	217,098

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	450,000	506,906

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	417,879

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	132,328

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	300,000	307,683

WellPoint, Inc. notes 7s, 2019	155,000	195,552

		1,900,778
Technology (0.2%)

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	281,000	303,831

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	861,323

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	915,000	1,107,160

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	395,000	412,435

		2,684,749
Transportation (0.4%)

American Airlines pass-through certificates Ser. 11-2, Class A, 8 5/8s, 2023	329,963	347,286

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	605,000	674,023

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	145,000	168,622

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	152,607	163,289

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	334,402	352,794

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	205,000	205,713

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	390,000	457,541

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019	1,274,024	1,283,578

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	710,850	805,038

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	640,488

		5,098,372
Utilities and power (2.3%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	518,995

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	576,643

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	120,000	121,202

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,230,000	1,449,540

Beaver Valley Funding Corp. sr. bonds 9s, 2017	493,000	511,946

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	975,000	1,094,782

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,308,125	1,432,397

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	500,000	613,675

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	220,000	226,103

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.77s, 2066	2,310,000	2,065,423

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	12,094

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	450,000	464,802

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	685,000	605,913

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	637,991

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	269,075

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)	655,000	777,877

Electricite de France SA (EDF) 144A sr. notes 5.6s, 2040 (France)	640,000	662,083

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	360,000	355,182

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	690,000	731,714

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	240,000	254,758

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042	365,000	403,783

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036	185,000	201,100

ITC Holdings Corp. 144A notes 5 7/8s, 2016	270,000	310,105

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	423,219

Kansas Gas and Electric Co. bonds 5.647s, 2021	306,512	335,061

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012	735,000	747,926

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	380,251

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	450,221

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	140,000	169,227

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	376,561

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,407,715

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	656,000	665,840

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,270,175

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,025,812

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	129,700

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	889,000	1,185,102

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)	975,000	1,017,795

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	960,000	1,195,576

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	210,000	208,421

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067	1,945,000	2,008,310

		27,294,095

Total corporate bonds and notes (cost $175,379,327)		$190,230,067

INVESTMENT COMPANIES (1.1%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	421,500	$6,499,530

Market Vectors Gold Miners ETF	15,400	802,802

Utilities Select Sector SPDR Fund	141,300	5,038,756

Vanguard MSCI Emerging Markets ETF	18,000	765,540

Total investment Companies (cost $11,305,678)		$13,106,628

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	44,073	$2,335,869

General Motors Co. Ser. B, $2.375 cv. pfd.	56,315	2,199,805

MetLife, Inc. $3.75 cv. pfd.	48,800	3,356,953

PPL Corp. $4.75 cv. pfd.	55,331	2,965,742

PPL Corp. $4.375 cv. pfd.	43,000	2,214,500

Total convertible preferred stocks (cost $14,414,183)		$13,072,869

MORTGAGE-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value

CS First Boston Mortgage Securities Corp. Ser. 04-C1, Class B, 4.855s, 2037	$1,407,000	$1,471,234

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	5,526,226	82,893
Ser. T-56, Class 3, IO, 0.477s, 2043	6,576,125	86,312
Ser. T-56, Class 1, IO, 0.295s, 2043	8,615,640	64,617
Ser. T-56, Class 2, IO, 0 1/8s, 2043	7,923,537	24,761

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.307s, 2045	1,819,231	15,918

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036	8,620	7,804

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030(F)	746,077	761,002

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031(F)	715,303	701,014
Ser. 99-C1, Class G, 6.41s, 2031(F)	765,731	773,460
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,169,702

Morgan Stanley Capital I FRB Ser. 07-HQ12, Class A2, 5.782s, 2049(F)	1,008,558	1,027,645

Total mortgage-backed securities (cost $5,524,087)		$6,186,362

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$275,533

IL State G.O. Bonds
4.421s, 1/1/15	420,000	443,524
4.071s, 1/1/14	1,250,000	1,302,513

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	455,021

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	317,999

Total municipal bonds and notes (cost $2,511,488)		$2,794,590

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	$350,000	$354,597

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041	226,000	211,217

Korea Development Bank sr. unsec. unsub. notes 4s, 2016	450,000	469,768

Total foreign government bonds and notes (cost $1,032,260)		$1,035,582

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	$194,241	$19

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.239s, 2037	308,000	252,560

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.99s, 2032	362,318	144,637

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	1,059,765	161,614

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,890,629	226,875

Total asset-backed securities (cost $778,342)		$785,705

SHORT-TERM INVESTMENTS (12.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)	115,482,505	$115,482,505

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, May 14, 2012	$9,700,000	9,699,370

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, May 1, 2012	10,000,000	10,000,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, July 13, 2012	15,750,000	15,745,197

Total short-term investments (cost $150,926,126)		$150,927,072

TOTAL INVESTMENTS

Total investments (cost $1,167,620,197)(b)		$1,287,861,535

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $9,307,969) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federnal National Mortgage Association, 3 1/2s, May 1, 2042	$9,000,000	5/14/12	$9,345,937

Total			$9,345,937

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,193,704,208.
(b)	The aggregate identified cost on a tax basis is $1,173,285,864, resulting in gross unrealized appreciation and depreciation of $142,307,037 and $27,731,366, respectively, or net unrealized appreciation of $114,575,671.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $71,698 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $222,593,467 and $302,834,851, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $87,566,250 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$20,443,146	$—	$—
Capital goods	36,835,317	—	—
Communication services	53,437,727	—	—
Conglomerates	30,196,217	—	—
Consumer cyclicals	69,563,026	—	—
Consumer staples	56,021,265	—	—
Energy	77,213,240	—	—
Financials	151,996,522	—	—
Health care	108,303,893	—	—
Technology	58,795,319	—	—
Transportation	3,943,950	—	—
Utilities and power	30,211,318	—	—
Total common stocks	696,960,940	—	—
Asset-backed securities	—	785,705	—
Convertible preferred stocks	—	13,072,869	—
Corporate bonds and notes	—	190,230,067	—
Foreign government bonds and notes	—	1,035,582	—
Investment Companies	13,106,628	—	—
Mortgage-backed securities	—	6,186,362	—
Municipal bonds and notes	—	2,794,590	—
U.S. Government Agency Obligations	—	1,403,282	—
U.S. Government and Agency Mortgage Obligations	—	109,975,673	—
U.S. Treasury Obligations	—	101,382,765	—
Short-term investments	115,482,505	35,444,567	—

Totals by level	$825,550,073	$462,311,462	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$—	$(9,345,937)

Totals by level	$—	$(9,345,937)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012